                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00734

                             Van Kampen Harbor Fund
               (Exact name of registrant as specified in charter)

             1221 Avenue of the Americas, New York, New York 10020
              (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/06

Item 1. Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN HARBOR FUND

PORTFOLIO OF INVESTMENTS MARCH 31, 2006 (UNAUDITED)



PAR
AMOUNT
(000)     DESCRIPTION                                                                COUPON        MATURITY              VALUE

          DOMESTIC CONVERTIBLE CORPORATE OBLIGATIONS    70.0%
          ADVERTISING 0.7%
$ 2,175   Lamar Advertising Co.                                                       2.875%       12/31/10          $  2,525,719
                                                                                                                 -----------------

          AEROSPACE & DEFENSE    1.5%
  2,700   Armor Holdings, Inc. (a)                                              2.000/0.000        11/01/24             3,287,250
  1,950   Edo Corp.                                                                   4.000        11/15/25             2,149,875
                                                                                                                 -----------------
                                                                                                                        5,437,125
                                                                                                                 -----------------

          AIRLINES    1.0%
  1,750   Continental Airlines, Inc.                                                  4.500        02/01/07             1,734,687
  1,300   Continental Airlines, Inc.                                                  5.000        06/15/23             2,016,625
                                                                                                                 -----------------
                                                                                                                        3,751,312
                                                                                                                 -----------------

          APPAREL RETAIL 0.8%
  1,920   Charming Shoppes, Inc.                                                      4.750        06/01/12             3,007,200
                                                                                                                 -----------------

          APPLICATION SOFTWARE    0.5%
  1,800   Sybase, Inc., 144A - Private Placement (b)                                  1.750        02/22/25             1,811,250
                                                                                                                 -----------------

          BIOTECHNOLOGY 4.2%
  4,550   Amgen, Inc., 144A - Private Placement (b)                                   0.375        02/01/13             4,618,250
  3,000   deCODE genetics, Inc., 144A - Private Placement (b)                         3.500        04/15/11             2,598,750
  2,700   Incyte Corp.                                                                3.500        02/15/11             2,220,750
  1,500   Invitrogen Corp.                                                            1.500        02/15/24             1,312,500
  2,400   MedImmune, Inc.                                                               *          07/15/23             2,376,000
  2,770   Oscient Pharmaceuticals Corp.                                               3.500        04/15/11             2,132,900
                                                                                                                 -----------------
                                                                                                                       15,259,150
                                                                                                                 -----------------

          BROADCASTING 0.6%
  2,500   Sinclair Broadcast Group, Inc.                                              6.000        09/15/12             2,209,375
                                                                                                                 -----------------

          BROADCASTING & CABLE TV    3.3%
     50   Comcast Corp. (Variable Rate Coupon)                                        2.000        10/15/29             2,025,000
  3,000   EchoStar Communications Corp.                                               5.750        05/15/08             2,977,500
  1,200   Liberty Media Corp.                                                         0.750        03/30/23             1,261,500
  2,000   Liberty Media Corp., 144A - Private Placement (b)                           0.750        03/30/23             2,102,500

  2,000   Liberty Media Corp.                                                         3.250        03/15/31             1,505,000
    540   Sirius Satellite Radio, Inc.                                                3.500        06/01/08             1,991,250
                                                                                                                 -----------------
                                                                                                                       11,862,750
                                                                                                                 -----------------

          BROKERAGE 0.9%
  3,250   Lehman Brothers Holdings, Inc.                                              1.000        03/23/09             3,234,400
                                                                                                                 -----------------

          CASINOS & GAMING 1.7%
  2,700   International Game Technology                                                 *          01/29/33             2,035,125
  3,300   Scientific Games Corp., 144A - Private Placement (b)                        0.750        12/01/24             4,232,250
                                                                                                                 -----------------
                                                                                                                        6,267,375
                                                                                                                 -----------------

          COMMUNICATIONS EQUIPMENT    1.6%
  2,200   Ciena Corp.                                                                 3.750        02/01/08             2,090,000
  3,250   Juniper Networks, Inc.                                                        *          06/15/08             3,510,000
                                                                                                                 -----------------
                                                                                                                        5,600,000
                                                                                                                 -----------------

          COMPUTER STORAGE & PERIPHERALS    2.1%
    900   Electronics for Imaging, Inc.                                               1.500        06/01/23             1,044,000
  2,000   Electronics for Imaging, Inc., 144A - Private Placement (b)                 1.500        06/01/23             2,320,000
  1,990   Maxtor Corp.                                                                6.800        04/30/10             2,276,062
  1,200   Maxtor Corp., 144A - Private Placement (b)                                  2.375        08/15/12             1,912,500
                                                                                                                 -----------------
                                                                                                                        7,552,562
                                                                                                                 -----------------

          CONSTRUCTION & ENGINEERING    0.7%
  1,720   Fluor Corp.                                                                 1.500        02/15/24             2,702,550
                                                                                                                 -----------------

          CONSUMER ELECTRONICS    1.1%
  3,000   Best Buy, Inc.                                                              2.250        01/15/22             3,798,750
                                                                                                                 -----------------

          CONSUMER PRODUCTS 1.1%
  3,575   Eastman Kodak Co.                                                           3.375        10/15/33             3,820,781
                                                                                                                 -----------------

          CONSUMER FINANCE 3.1%
  4,800   American Express Co., 144A - Private Placement (b)                          1.850        12/01/33             4,998,000
  3,250   Emdeon Corp.                                                                3.125        09/01/25             3,071,250
  3,000   SLM Corp. (Floating Rate Coupon)                                            4.573        07/25/35             3,041,100
                                                                                                                 -----------------
                                                                                                                       11,110,350
                                                                                                                 -----------------

          DIVERSIFIED MANUFACTURING    1.0%
  3,900   3M Co., LYON (a)                                                      2.400/0.000        11/21/32             3,451,500
                                                                                                                 -----------------

          ELECTRIC    0.5%
  1,400   Reliant Resources, Inc., 144A - Private Placement (b)                       5.000        08/15/10             1,781,500
                                                                                                                 -----------------

          ELECTRICAL COMPONENTS & EQUIPMENT    1.3%
  4,500   L-3 Communications Corp., 144A - Private Placement (b)                      3.000        08/01/35             4,646,250
                                                                                                                 -----------------

          ELECTRONIC EQUIPMENT MANUFACTURERS    0.6%
  1,950   Hutchinson Technology, Inc.                                                 3.250        01/15/26             2,049,937
                                                                                                                 -----------------

          ELECTRONIC MANUFACTURING SERVICES    1.5%
  3,900   Agere Systems, Inc.                                                         6.500        12/15/09             3,861,000
  2,100   Solectron Corp., Ser B                                                      0.500        02/15/34             1,614,375
                                                                                                                 -----------------
                                                                                                                        5,475,375
                                                                                                                 -----------------

          ENTERTAINMENT 1.8%
  6,000   Walt Disney Co.                                                             2.125        04/15/23             6,472,500
                                                                                                                 -----------------

          ENVIRONMENTAL & FACILITIES SERVICES    0.3%
  1,050   Allied Waste Industries, Inc.                                               4.250        04/15/34               979,125
                                                                                                                 -----------------

          HEALTH CARE EQUIPMENT    5.0%
  2,400   Advanced Medical Optics, Inc.                                               2.500        07/15/24             2,613,000
  1,800   Cytyc Corp.                                                                 2.250        03/15/24             1,986,750
  1,950   Greatbatch, Inc.                                                            2.250        06/15/13             1,652,625
  2,100   Medtronic, Inc., Ser B                                                      1.250        09/15/21             2,092,125
  2,375   PSS World Medical, Inc., 144A - Private Placement (b)                       2.250        03/15/24             2,888,594
  1,810   St. Jude Medical, Inc.                                                      2.800        12/15/35             1,794,162
  5,000   Thermo Electron Corporation                                                 3.250        11/01/07             5,006,250
                                                                                                                 -----------------
                                                                                                                       18,033,506
                                                                                                                 -----------------

          HEALTH CARE FACILITIES    1.0%
    344   Manor Care, Inc. (a)                                                  2.125/1.875        08/01/35               374,530
  2,956   Manor Care, Inc., 144A - Private Placement (a) (b)                    2.125/1.875        08/01/35             3,218,345
                                                                                                                 -----------------
                                                                                                                        3,592,875
                                                                                                                 -----------------

          HEALTH CARE SUPPLIES    1.0%
  3,400   Fisher Scientific International, Inc.                                       3.250        03/01/24             3,667,750
                                                                                                                 -----------------

          HOTELS, RESORTS & CRUISE LINES    2.3%
  3,200   Hilton Hotels Corp.                                                         3.375        04/15/23             3,900,000
  3,300   Host Marriott LP, 144A - Private Placement (b)                              3.250        04/15/24             4,269,375
                                                                                                                 -----------------
                                                                                                                        8,169,375
                                                                                                                 -----------------

          HOUSEHOLD PRODUCTS 1.5%
  4,000   Church & Dwight Co., Inc., 144A - Private Placement (b)                     5.250        08/15/33             5,235,000
                                                                                                                 -----------------

          INTEGRATED TELECOMMUNICATION SERVICES    0.8%
  1,625   Finisar Corp.                                                               5.250        10/15/08             1,716,406
  1,300   SafeNet, Inc., 144A - Private Placement (b)                                 2.500        12/15/10             1,194,375
                                                                                                                 -----------------
                                                                                                                        2,910,781
                                                                                                                 -----------------

          INTERNET RETAIL 0.8%
  2,840   Amazon.com, Inc.                                                            4.750        02/01/09             2,715,750
                                                                                                                 -----------------

          INTERNET SOFTWARE & SERVICES    0.8%
  1,000   Safeguard Scientifics, Inc.                                                 2.625        03/15/24               775,000
    500   Safeguard Scientifics, Inc., 144A - Private Placement (b)                   2.625        03/15/24               387,500
  1,000   Yahoo!, Inc.                                                                  *          04/01/08             1,605,000
                                                                                                                 -----------------
                                                                                                                        2,767,500
                                                                                                                 -----------------

          MANUFACTURING 0.7%
  1,600   Actuant Corp.                                                               2.000        11/15/23             2,566,000
                                                                                                                 -----------------

          OIL & GAS EQUIPMENT & SERVICES    2.7%
  3,300   Cooper Cameron Corp.                                                        1.500        05/15/24             4,549,875
  2,520   Halliburton Co.                                                             3.125        07/15/23             4,992,750
                                                                                                                 -----------------
                                                                                                                        9,542,625
                                                                                                                 -----------------

          OIL & GAS EXPLORATION & PRODUCTION    0.2%
    600   McMoRan Exploration Co.                                                     5.250        10/06/11               701,250
                                                                                                                 -----------------

          OIL & GAS REFINING & MARKETING    0.6%
  1,750   Cheniere Energy, Inc.                                                       2.250        08/01/12             2,257,500
                                                                                                                 -----------------

          PHARMACEUTICALS 7.3%
  4,000   Bristol-Myers Squibb Co. (Floating Rate Coupon)                             4.410        09/15/23             4,015,000
  1,950   First Horizon Pharmaceutical Corp.                                          1.750        03/08/24             2,342,437
  2,275   Isis Pharmaceuticals, Inc.                                                  5.500        05/01/09             2,178,313
  3,250   King Pharmaceuticals, Inc., 144A - Private Placement (b)                    1.250        04/01/26             3,254,063
  4,000   King Pharmaceuticals, Inc. (Variable Rate Coupon)                           2.750        11/15/21             3,950,000
  3,000   NPS Pharmaceuticals, Inc.                                                   3.000        06/15/08             2,647,500
  3,250   Valeant Pharmaceuticals International                                       3.000        08/16/10             2,839,688
  4,500   Wyeth, 144A - Private Placement (Floating Rate Coupon) (b)                  4.239        01/15/24             4,814,550
                                                                                                                 -----------------
                                                                                                                       26,041,551
                                                                                                                 -----------------

          RETAIL    1.9%
  3,000   Collegiate Pacific, Inc., 144A - Private Placement (b)                      5.750        12/01/09             2,951,250
  4,550   TJX Cos., Inc., LYON                                                          *          02/13/21             3,827,688
                                                                                                                 -----------------
                                                                                                                        6,778,938
                                                                                                                 -----------------

          SEMICONDUCTOR EQUIPMENT    1.6%
  1,500   Cymer, Inc., 144A - Private Placement (b)                                   3.500        02/15/09             1,530,000
  1,200   Teradyne, Inc.                                                              3.750        10/15/06             1,192,500
  3,000   Veeco Instruments, Inc.                                                     4.125        12/21/08             2,928,750
                                                                                                                 -----------------
                                                                                                                        5,651,250
                                                                                                                 -----------------

          SEMICONDUCTORS 6.5%
  3,200   Atmel Corp.                                                                   *          05/23/21             1,584,000
  1,200   Cypress Semiconductor Corp.                                                 1.250        06/15/08             1,503,000
    900   Cypress Semiconductor Corp., 144A - Private Placement (b)                   1.250        06/15/08             1,127,250
  4,900   Fairchild Semiconductor Corp.                                               5.000        11/01/08             4,863,250
  3,250   Intel Corp., 144A - Private Placement (b)                                   2.950        12/15/35             2,803,125
  3,600   LSI Logic Corp., 144A - Private Placement (b)                               4.000        05/15/10             4,032,000
  1,200   Pixelworks, Inc.                                                            1.750        05/15/24               843,000
  5,120   TriQuint Semiconductor, Inc.                                                4.000        03/01/07             5,030,400
  1,500   Vitesse Semiconductor Corp., 144A-Private Placement (b)                     1.500        10/01/24             1,655,625
                                                                                                                 -----------------
                                                                                                                       23,441,650
                                                                                                                 -----------------

          SYSTEMS SOFTWARE 0.8%
  2,600   Fair Isaac Corp., Ser B                                                     1.500        08/15/23             2,743,000
                                                                                                                 -----------------

          WIRELINE COMMUNICATIONS    0.3%
    813   Qwest Communications International, Inc.                                    3.500        11/15/25             1,084,339
                                                                                                                 -----------------

          WIRELESS TELECOMMUNICATION SERVICES    2.3%
  3,540   Nextel Communications                                                       5.250        01/15/10             3,557,700
  2,100   NII Holdings, Inc.                                                          2.875        02/01/34             4,788,000
                                                                                                                 -----------------
                                                                                                                        8,345,700
                                                                                                                 -----------------

          TOTAL DOMESTIC CONVERTIBLE CORPORATE OBLIGATIONS   70.0%                                                    251,053,176
                                                                                                                 -----------------

          FOREIGN CONVERTIBLE CORPORATE OBLIGATIONS    5.0%
  5,050   Carnival Corp. (Panama) (a)                                           1.132/0.000        04/29/33             3,560,250
  1,200   Lions Gate Entertainment Corp. (Canada)                                     3.625        03/15/25             1,128,000
  3,600   OMI Corp. (Marshall Islands)                                                2.875        12/01/24             3,258,000
  2,770   Schlumberger, Ltd., Ser A (Netherland Antilles)                             1.500        06/01/23             4,889,050
  5,200   Teva Pharmaceutical Industries, Ltd., Ser D (Israel)                        1.750        02/01/26             5,167,500
                                                                                                                 -----------------

          TOTAL FOREIGN CONVERTIBLE CORPORATE OBLIGATIONS                                                              18,002,800
                                                                                                                 -----------------

DESCRIPTION                                                                                         SHARES               VALUE
COMMON STOCK   1.3%
MULTI-UTILITIES    1.3%
Williams Cos., Inc.                                                                                 221,347             4,734,612
                                                                                                                 -----------------

CONVERTIBLE PREFERRED STOCKS    21.0%
ADVERTISING    0.5%
Interpublic Group of Cos., Inc., Ser B, 5.250%, 144A - Private Placement (b)                          2,000             1,875,000
                                                                                                                 -----------------

AEROSPACE & DEFENSE    1.2%
Northrop Grumman Corp., Ser B, 7.000%                                                                31,000             4,177,250
                                                                                                                 -----------------

AUTOMOBILE MANUFACTURERS    0.6%
Ford Motor Co. Capital Trust II, 6.500%                                                              76,500             2,298,825
                                                                                                                 -----------------

DISTILLERS & VINTNERS    0.7%
Constellation Brands, Inc., Ser A, 5.750%                                                            69,000             2,589,570
                                                                                                                 -----------------

DIVERSIFIED CHEMICALS    0.8%
Huntsman Corp., 5.000%                                                                               67,100             2,886,642
                                                                                                                 -----------------

DIVERSIFIED METALS & MINING    0.8%
Freeport-McMoRan Copper & Gold, Inc., 5.500%                                                          2,250             2,890,406
                                                                                                                 -----------------

ELECTRIC UTILITIES    1.2%
NRG Energy, Inc., 5.750%                                                                              9,750             2,327,812
PNM Resources, Inc., 6.750%                                                                          37,100             1,801,205
                                                                                                                 -----------------
                                                                                                                        4,129,017
                                                                                                                 -----------------

ENVIRONMENTAL & FACILITIES SERVICES    0.2%
Allied Waste Industries, Inc., Ser D, 6.250%                                                          1,934               653,209
                                                                                                                 -----------------

GAS UTILITIES    0.4%
Southern Union Co., 5.000%                                                                           26,100             1,295,865
                                                                                                                 -----------------

HOUSEWARES & SPECIALTIES    0.8%
Newell Financial Trust I, 5.250%, QUIPS                                                              70,000             3,018,750
                                                                                                                 -----------------

INTEGRATED OIL & GAS    0.5%
Amerada Hess Corp., 7.000%, ACES                                                                     15,300             1,830,722
                                                                                                                 -----------------

INVESTMENT BANKING & BROKERAGE    2.2%
Lazard, Ltd., 6.625% (Bermuda)                                                                      120,000             4,725,600
Lehman Brothers Holdings, Inc., Ser GIS, 6.250%, PIES                                               120,000             3,180,000
                                                                                                                 -----------------
                                                                                                                        7,905,600
                                                                                                                 -----------------

LIFE & HEALTH INSURANCE    1.3%
MetLife, Inc., Ser B, 6.375%                                                                        180,000             4,829,400
                                                                                                                 -----------------

METAL & GLASS CONTAINERS    0.4%
Owens-Illinois, Inc., 4.750%                                                                         41,760             1,444,896
                                                                                                                 -----------------

MULTI-LINE INSURANCE    1.8%
Citigroup Funding, Inc., Ser GNW, 5.020% (Variable Rate Coupon)                                     138,000             4,496,040
Fortis Insurance NV, 7.750%, 144A - Private Placement (Netherlands) (b)                           1,500,000             1,984,500
                                                                                                                 -----------------
                                                                                                                        6,480,540
                                                                                                                 -----------------

OIL & GAS EXPLORATION & PRODUCTION    1.1%
Chesapeake Energy Corp., 5.000%, 144A - Private Placement (b)                                        36,000             3,816,000
                                                                                                                 -----------------

OTHER DIVERSIFIED FINANCIAL SERVICES    1.2%
Lucent Technologies Capital Trust I, 7.750%                                                           4,100             4,149,200
                                                                                                                 -----------------

PHARMACEUTICALS    0.7%
Schering-Plough Corp., 6.000%                                                                        47,100             2,402,100
                                                                                                                 -----------------

PROPERTY & CASUALTY INSURANCE    0.8%
XL Capital, Ltd., 6.500% (Cayman Islands)                                                           134,500             2,983,210
                                                                                                                 -----------------

RAILROADS    0.1%
Kansas City Southern, 5.125%                                                                            325               342,672
                                                                                                                 -----------------

REAL ESTATE INVESTMENT TRUSTS    0.7%
Simon Property Group, Inc., 6.000%                                                                   36,000             2,482,560
                                                                                                                 -----------------

REINSURANCE    0.9%
Platinum Underwriter Holdings, Ltd., Ser A, 6.000% (Bermuda)                                        104,000             3,057,600
                                                                                                                 -----------------

SPECIALTY STORES    0.9%
United Rentals Trust I, 6.500%                                                                       70,000             3,307,500
                                                                                                                 -----------------

THRIFTS & MORTGAGE FINANCE    1.2%
Fannie Mae, 5.375%                                                                                       45             4,323,049
                                                                                                                 -----------------

TOTAL CONVERTIBLE PREFERRED STOCKS   21.0%                                                                             75,169,583
                                                                                                                 -----------------

TOTAL LONG-TERM INVESTMENTS    97.3%
   (Cost $325,599,902)                                                                                                348,960,171

REPURCHASE AGREEMENT    2.6%
State Street Bank & Trust Co. ($9,306,000 par collateralized by
U.S. Government obligations in a pooled cash account, interest rate of 4.72%, dated 03/31/06, to be sold on 04/03/06 at $9,309,660)
   (Cost $9,306,000)                                                                                                    9,306,000
                                                                                                                 -----------------

TOTAL INVESTMENTS    99.9%
   (Cost $334,905,902)                                                                                                358,266,171

OTHER ASSETS IN EXCESS OF LIABILITIES    0.1%                                                                             253,348
                                                                                                                 -----------------

NET ASSETS    100.0%                                                                                                 $358,519,519
                                                                                                                 =================

          Percentages are calculated as a percentage of net assets.
*         Zero coupon bond
(a)       Security is a "step-down" bond where the coupon decreases or steps down at a predetermined date.
(b)       144A securities are those which are exempt from registration under
          Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
ACES   -  Automatically Converible Equity Securities
LYON   -  Liquid Yield Option Note
PIES   -  Premium Income Exchangeable Securities
QUIPS  -  Quarterly Income Preferred Securities

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Harbor Fund


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 18, 2006


By: /s/ Phillip G. Goff
    ---------------------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: May 18, 2006